CAPITAL MANAGEMENT - Distributions (Details) - $ / shares	1 Months Ended											12 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Distribution (per stapled unit)	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.233	$ 0.242